Receivables (Components of Receivables) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Receivables [Abstract]
Trade receivables	$ 446,032	$ 370,335
Other receivables	1,778	2,089
Less allowance for doubtful accounts	(19,412)	(10,730)
Net receivables	$ 428,398	$ 361,694